OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2016	2015
Deferred gain on sale and leaseback	2,744	2,893
Other long term liabilities	5,468	5,647
	8,212	8,540